Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments Measured at Fair Value

Financial instruments measured at fair value as of June 30, 2013 and December 31, 2012 are classified below based on the three fair value hierarchy tiers described above (in thousands):

		Fair Value Measurements at Reporting Date Using
	Balance	Level 1	Level 2	Level 3
June 30, 2013
Cash	$5,216	$5,216	$—	$—
Money market funds, included in cash equivalents	$72,000	$72,000	$—	$—

December 31, 2012
Cash	$5,854	$5,854	$—	$—
Money market funds, included in cash equivalents	$3,225	$3,225	$—	$—
Preferred stock warrant liability (Note 5)	$(610)	$—	$—	$(610)

Financial instruments measured at fair value as of December 31, 2011 and 2012 are classified below based on the three fair value hierarchy tiers described above (in thousands):

		Fair Value Measurements at Reporting Date Using
	Balance	Level 1	Level 2	Level 3
December 31, 2011
Cash	$524	$524	$—	$—
Money Market funds, included in cash equivalents	$21,931	$21,931	$—	$—
Preferred Stock warrant liability	$(306)	$—	$—	$(306)

December 31, 2012
Cash	$5,854	$5,854	$—	$—
Money Market funds, included in cash equivalents	$3,225	$3,225	$—	$—
Preferred Stock warrant liability	$(610)	$—	$—	$(610)

Schedule of Preferred Stock Warrant Liability

The following table presents activity in the preferred stock warrant liability during the six months ended June 30, 2013.

Balance
Fair value at December 31, 2012	$610
Value of warrants issued in 2013	115
Decrease in fair value recognized in net loss	(263)
Reclassification of fair value to additional paid-in capital	(462)

Fair value at June 30, 2013	$—

The following table presents activity for the Preferred Stock warrant liability measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2012.

(in thousands)
Fair value at December 31, 2010	$26
Value of warrants issued in 2011	302
Changes in fair value recognized in earnings	(22)

Fair value at December 31, 2011	$306
Value of warrants issued in 2012	241
Changes in fair value recognized in earnings	63

Fair value at December 31, 2012	$610

Amounts Excluded from Calculation of Diluted Weighted-Average Shares Outstanding

The amounts in the table below were excluded from the calculation of diluted weighted-average shares outstanding, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	June 30,		The Period from July 7, 2006 (inception) to June 30, 2013
	2013	2012
Preferred stock	—	8,828,438	—
Warrants	104,107	54,751	104,107
Outstanding stock options	2,686,892	1,446,491	2,686,892

The amounts in the table below were excluded from the calculation of diluted weighted-average shares outstanding, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	Year Ended December 31,		The Period from July 7, 2006 (inception) to December 31, 2012
	2011	2012
Preferred stock	8,828,438	8,828,438	8,828,438
Warrants	54,751	88,013	88,013
Outstanding stock options	1,253,167	1,442,810	1,442,810